Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-based compensation
Summary of share options

		Weighted-	Weighted-
		average	average
	Number of	exercise price	remaining
	options	(CHF)	term (years)
Outstanding at January 1, 2026	5,518,564	4.25	5.9
Forfeited during the period	(2,846)	2.60	—
Expired during the period	(188,967)	5.28	—
Exercised during the period	(21,508)	0.76	—
Granted during the period	609,347	2.30	—
Outstanding at June 30, 2026	5,914,590	3.54	6.2
Exercisable at June 30, 2026	5,059,248	3.75	5.7

Summary of restricted share awards

		Weighted-
		average
	Number of	grant date fair
	shares	value (CHF)
Non-vested at December 31, 2025	763,816	2.62
Forfeited during the period	(53,409)	2.63
Exercised during the period	(164,902)	2.57
Granted during the period	1,243,267	2.42
Vested during the period	(483,081)	2.33
Non-vested at June 30, 2026	1,473,029	2.55
Vested and exercisable at June 30, 2026	2,891,435	2.83